UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS, L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine            Westport, CT                  2/10/09
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]

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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                               -------------

Form 13F Information Table Entry Total:                   59
                                               -------------

Form 13F Information Table Value Total:             $131,089
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number          Name

      1.   28-12871                     CHARTER OAK MANAGEMENT GP LLC,
                                        GENERAL PARTNER

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
                                                  Form 13F INFORMATION TABLE

  COLUMN 1           COLUMN 2               COLUMN 3    COLUMN 4      COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8
----------------        --------------     -----------  ----------- ----------- ---- ----- ----------- ---------   ----------------
                                                          VALUE      SHRS OR   SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
 NAME OF ISSUER         TITLE OF CLASS        CUSIP     (x$1000)     PRN AMT   PRN  CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
----------------       --------------      -----------  ----------- ----------- ----- ---- ---------- ---------  -------------------
AIR PRODS & CHEMS INC         COM             009158106      507        10,089  SH          SOLE                  10,089     0    0
ANADARKO PETE CORP            COM             032511107    4,646       120,527  SH          SOLE                 120,527     0    0
BRUNSWICK CORP                COM             117043109    1,438       341,461  SH          SOLE                 341,461     0    0
BURGER KING HLDGS INC         COM             121208201    1,132        47,422  SH          SOLE                  47,422     0    0
CADBURY PLC                   SPONS ADR       12721E102    3,262        91,460  SH          SOLE                  91,460     0    0
CARNIVAL CORP                 PAIRED CTF      143658300      804        33,064  SH          SOLE                  33,064     0    0
CISCO SYS INC                 COM             17275R102      795        48,797  SH          SOLE                  48,797     0    0
CONOCOPHILLIPS                COM             20825C104      804        15,513  SH          SOLE                  15,513     0    0
DELTA AIR LINES INC DEL       COM NEW         247361702    4,974       433,992  SH          SOLE                 433,992     0    0
DEVON ENERGY CORP NEW         COM             25179M103      794        12,089  SH          SOLE                  12,089     0    0
DYNEGY INC DEL                CL A            26817G102      833       416,711  SH          SOLE                 416,711     0    0
EAGLE MATERIALS INC           COM             26969P108      857        46,548  SH          SOLE                  46,548     0    0
ETHAN ALLEN INTERIORS INC     COM             297602104      781        54,354  SH          SOLE                  54,354     0    0
EVEREST RE GROUP LTD          COM             G3223R108    8,854       116,284  SH          SOLE                 116,284     0    0
FEDEX CORP                    COM             31428X106      818        12,755  SH          SOLE                  12,755     0    0
GENENTECH INC                 COM NEW         368710406    5,932        71,548  SH          SOLE                  71,548     0    0
GUESS INC                     COM             401617105      332        21,600  SH          SOLE                  21,600     0    0
INNOPHOS HOLDINGS INC         COM             45774N108      187         9,451  SH          SOLE                   9,451     0    0
ITC HLDGS CORP                COM             465685105      836        19,149  SH          SOLE                  19,149     0    0
LINN ENERGY LLC               UNIT LTD LIAB   536020100      786        52,506  SH          SOLE                  52,506     0    0
LOWES COS INC                 COM             548661107      797        37,028  SH          SOLE                  37,028     0    0
MARATHON OIL CORP             COM             565849106      817        29,844  SH          SOLE                  29,844     0    0
MCKESSON CORP                 COM             58155Q103    1,333        34,406  SH          SOLE                  34,406     0    0
METTLER TOLEDO INTERNATIONAL  COM             592688105    1,533        22,738  SH          SOLE                  22,738     0    0
MYLAN INC                     COM             628530107    9,508       961,414  SH          SOLE                 961,414     0    0
NAVISTAR INTL CORP NEW        COM             63934E108      873        40,829  SH          SOLE                  40,829     0    0
O REILLY AUTOMOTIVE INC       COM             686091109    5,028       163,574  SH          SOLE                 163,574     0    0
OWENS ILL INC                 COM NEW         690768403    4,531       165,803  SH          SOLE                 165,803     0    0
PARTNERRE LTD                 COM             G6852T105    4,123        57,853  SH          SOLE                  57,853     0    0
POWERWAVE TECHNOLOGIES INC    COM             739363109      149       297,440  SH          SOLE                 297,440     0    0
PPG INDS INC                  COM             693506107      522        12,303  SH          SOLE                  12,303     0    0
PRAXAIR INC                   COM             74005P104      859        14,463  SH          SOLE                  14,463     0    0
PREMIER EXIBITIONS INC        COM             74051E102      610       539,503  SH          SOLE                 539,503     0    0
RADNET INC                    COM             750491102    2,730       814,840  SH          SOLE                 814,840     0    0
REINSURANCE GROUP AMER INC    COM NEW         759351604      277         6,470  SH          SOLE                   6,470     0    0
ROCHE HDLG LTD SPONS          COM             771195104    5,924        77,385  SH          SOLE                  77,385     0    0
ROCKWOOD HLDGS INC            COM             774415103      538        49,771  SH          SOLE                  49,771     0    0
ROPER INDS INC NEW            COM             776696106      827        19,051  SH          SOLE                  19,051     0    0
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103    5,303       385,686  SH          SOLE                 385,686     0    0
SCHLUMBERGER LTD              COM             806857108      817        19,289  SH          SOLE                  19,289     0    0
SCHWAB CHARLES CORP NEW       COM             808513105      840        51,951  SH          SOLE                  51,951     0    0
SMITH INTL INC                COM             832110100    2,181        95,294  SH          SOLE                  95,294     0    0
SOUTH JERSEY INDS INC         COM             838518108    1,109        27,825  SH          SOLE                  27,825     0    0
SOUTHWESTERN ENERGY CO        COM             845467109      796        27,461  SH          SOLE                  27,461     0    0
SPDR GOLD TRUST               GOLD SHS        78463V107      959        11,089  SH          SOLE                  11,089     0    0
TD AMERITRADE HLDG CORP       COM             87236Y108    5,182       363,628  SH          SOLE                 363,628     0    0
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209   10,408       244,484  SH          SOLE                 244,484     0    0
TEXAS INDS INC                COM             882491103    2,495        72,316  SH          SOLE                  72,316     0    0
TIME WARNER INC               COM             887317105    4,080       405,551  SH          SOLE                 405,551     0    0
URBAN OUTFITTERS INC          COM             917047102      348        23,200  SH          SOLE                  23,200     0    0
VALIDUS HOLDINGS LTD          COM SHS         G9319H102    4,919       188,020  SH          SOLE                 188,020     0    0
VELOCITY EXPRESS CORP         COM PAR NEW     92257T707       54       369,058  SH          SOLE                 369,058     0    0
VELOCITY EXPRESS CORP         CONV PFD        92257T939       32       214,877  SH          SOLE                 214,877     0    0
VELOCITY EXPRESS CORP         SER N           92257T970       12        78,989  SH          SOLE                  78,989     0    0
VELOCITY EXPRESS CORP         SER Q           92257TXY4       13        85,471  SH          SOLE                  85,471     0    0
WADDELL & REED FINL INC       CL A            930059100      617        39,900  SH          SOLE                  39,900     0    0
WAL MART STORES INC           COM             931142103    7,262       129,535  SH          SOLE                 129,535     0    0
WESTERN GAS PARTNERS LP       COM UNIT LP IN  958254104    2,489       193,995  SH          SOLE                 193,995     0    0
XEROX CORP                    COM             984121103      822       103,114  SH          SOLE                 103,114     0    0

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